Document and Entity Information	Sep. 30, 2016
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Sep. 30, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Aug. 26, 2016
Mid Cap Growth Portfolio | Class A Shares
Prospectus:
Trading Symbol	MACGX
Mid Cap Growth Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPEGX
Global Strategist Portfolio | Class A Shares
Prospectus:
Trading Symbol	MBAAX
Global Strategist Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPBAX
Global Strategist Portfolio | Investment Class
Prospectus:
Trading Symbol	MABIX
Global Strategist Portfolio | Class L
Prospectus:
Trading Symbol	MSDLX